Schedule I - Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	Successor Company
	As of December 31, 2022
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes:
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,395	$1,070	$1,070
States, municipalities and political subdivisions	1,320	1,040	1,040
Foreign governments	379	315	315
Public utilities	1,776	1,423	1,423
All other corporate bonds	10,769	8,818	8,818
All other mortgage-backed and asset-backed securities	3,050	2,717	2,717
Total fixed maturities, available-for-sale	18,689	15,383	15,383
Fixed maturities, at fair value using fair value option	352	331	331
Total fixed maturities	19,041	15,714	15,714
Equity Securities
Common stocks:
Industrial, miscellaneous and all other	14	14	14
Non-redeemable preferred stocks	191	165	165
Total equity securities, at fair value	205	179	179
Mortgage loans [1]	2,535	2,232	2,520
Policy loans	1,495	1,495	1,495
Futures, options and miscellaneous	384	85	85
Real estate acquired in satisfaction of debt	10	10	10
Short-term investments	1,489	1,489	1,489
Investments in partnerships and trusts	1,300		1,300
Total investments	$26,459		$22,792
[1] Cost of mortgage loans excludes the allowance for credit losses ("ACL") of $15. For further information, refer to Schedule V - Valuation and Qualifying Accounts.